Summary of Quarterly Information (unaudited)	12 Months Ended
Sep. 25, 2011
Quarterly Financial Information [Text Block]
12.   Summary of Quarterly Information (unaudited)

The following table summarizes unaudited financial data for 2011 and 2010. The price range per share reflects the highest and lowest bids as quoted on the NASDAQ Global Select Market during each quarter.

	2011 by Quarter						2010 by Quarter
	First	Second		Third	Fourth		First	Second	Third		Fourth
Net sales	$68,244	$63,281		$72,180	$74,385		$108,256	$87,614	$77,293		$74,026
Gross profit (loss)	3,324	(2,298)		4,190	5,136		20,777	7,315	4,907		(34)
Income (loss) from operations	(14,359)	(23,444	) 1	(7,772)	(6,254)		3,129	(11,320)	(15,332	) 2	(24,463	) 3
(Loss) income before income taxes	(16,953)	(20,482	) 4	(10,936)	(7,108	) 5	(32)	(15,111)	(18,419)		(26,945)
Net income (loss)	(16,950)	(20,482)		(10,940)	(7,193)		2,220	(15,590)	(18,500)		(27,052)
Net income (loss) per share:
Basic	(0.73)	(0.88)		(0.47)	(0.31)		0.10	(0.67)	(0.79)		(1.16)
Diluted	(0.73)	(0.88)		(0.47)	(0.31)		0.09	(0.67)	(0.79)		(1.16)
Price range per share:
High	4.30	4.04		2.84	3.30		9.98	11.40	7.98		5.11
Low	2.80	2.41		2.07	2.00		5.82	5.96	4.22		2.74

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1	During the second quarter of 2011, we recorded $6,725,000 for severance and other expenses related to a manufacturing consolidation and restructuring plan.
2	During the third quarter of 2010, we recorded $2,294,000 for asset impairments. The impairments were triggered by slower than expected sales growth based on the current pace of adoption of the InSpectra StO2 system and spending constraints in healthcare markets world-wide, along with our planned operating changes within the BioMeasurement Division.
3	During the fourth quarter of 2010, we recorded $3,674,000 for severance and other costs.
4	During the second quarter of 2011, we recorded $5,467,000 gain on extinguishment of debt as a result of our February 2011 debt tender/exchange.
5	During the fourth quarter of 2011, we recorded $2,915,000 gain on extinguishment of debt as a result of our July 2011 debt exchange.